Schedule of management’s assessment for two operating segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 7,646,739	$ 13,968,535	$ 7,874,886
Total cost of revenue	6,366,621	11,430,162	6,779,892
Telemedicine and Other Services [Member]
Segment Reporting Information [Line Items]
Total revenue	6,800,287	12,857,688	6,898,166
Total cost of revenue	5,630,553	10,487,767	5,948,232
Sale of Medicine and Medical Devices [Member]
Segment Reporting Information [Line Items]
Total revenue	846,452	1,110,847	976,720
Total cost of revenue	$ 736,068	$ 942,395	$ 831,660